INCOME TAXES (Details Textual) (USD $)	12 Months Ended								91 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005	Dec. 31, 2012
Net loss for the year	$ (5,270,720)	$ (5,603,314)	$ (3,610,465)	$ (564,947)	$ (3,189,473)	$ (1,881,910)	$ (233,900)	$ (97,637)	$ (21,510,151)
Loss carryforwards	$ 3,589,226	$ 3,546,589	$ 2,822,485						$ 3,589,226
Effective Income Tax Rate Reconciliation, Foreign Income Tax Rate Differential	34.00%	40.00%	40.00%
Effective Income Tax Rate Reconciliation, Tax Credits, Foreign	12.00%
Income Tax Holiday, Termination Date	5 year